NET PREMIUMS EARNED (Details 4) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,304,918	S/ 2,296,893	S/ 2,193,755
Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 920,595	S/ 1,005,426	S/ 948,177
Servicewise participation rate in general insurance Gross Premium		100.00%	100.00%	100.00%
Automobile [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 308,910	S/ 335,790	S/ 319,130
Servicewise participation rate in general insurance Gross Premium		33.56%	33.39%	33.66%
Fire and allied lines [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 241,498	S/ 274,206	S/ 212,197
Servicewise participation rate in general insurance Gross Premium		26.23%	27.27%	22.38%
Technical lines [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 62,724	S/ 70,640	S/ 74,182
Servicewise participation rate in general insurance Gross Premium	[2]	6.81%	7.03%	7.82%
Third party liability [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 44,536	S/ 42,968	S/ 41,815
Servicewise participation rate in general insurance Gross Premium		4.84%	4.27%	4.41%
Aviation [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 25,185	S/ 55,149	S/ 64,380
Servicewise participation rate in general insurance Gross Premium		2.74%	5.49%	6.79%
Theft and robbery [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 81,699	S/ 79,588	S/ 73,305
Servicewise participation rate in general insurance Gross Premium		8.87%	7.92%	7.73%
Transport [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 46,534	S/ 51,697	S/ 61,424
Servicewise participation rate in general insurance Gross Premium		5.05%	5.14%	6.48%
SOAT (Mandatory automobile line) [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 24,573	S/ 20,830	S/ 23,608
Servicewise participation rate in general insurance Gross Premium		2.67%	2.07%	2.49%
Marine Hull [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 27,317	S/ 27,954	S/ 21,851
Servicewise participation rate in general insurance Gross Premium		2.97%	2.78%	2.30%
Others [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 57,619	S/ 46,604	S/ 56,285
Servicewise participation rate in general insurance Gross Premium		6.26%	4.64%	5.94%

[1]	Includes the annual variation of the unearned premiums and other technical reserves.
[2]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).